Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Accounting Policies [Abstract]
Disclosure of Share-based Compensation Arrangements, Assumptions Used [Table Text Block]

	2012	2011	2010
Expected life of options	7 years	7 years	N/A
Risk-free interest rate	1.78%	1.39%	N/A
Expected volatility	22.12%	21.91%	N/A
Expected dividend yield	4.86%	4.62%	N/A